Net Interest Income - Summary of Net Interest Income (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net interest income [line items]
Interest income		¥ 723,078	¥ 1,029,934	¥ 1,415,232
Total net interest income		13,194,380	12,311,328	13,112,128
Loans originated by consolidated trust plans [Member]
Disclosure of net interest income [line items]
Interest income		7,111,697	9,633,976	15,401,224
Interest expenses		(1,621,267)	(2,784,362)	(6,576,219)
Total net interest income		5,490,430	6,849,614	8,825,005
Loans originated by financial institutions [member]
Disclosure of net interest income [line items]
Interest income	[1]	8,949,246	6,527,925	5,007,555
Interest expenses	[1]	(1,245,296)	(1,066,211)	(720,432)
Total net interest income	[1]	¥ 7,703,950	¥ 5,461,714	¥ 4,287,123

[1]	Financial institutions include Ping An Consumer Finance Co., Ltd., microloan lending companies subsidiaries of the Company and the PAObank.